Schedule of Investments (unaudited)
January 31, 2025
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.7%
Aptiv PLC(a)	1,487	$ 92,819
Automobiles — 1.0%
General Motors Co.	1,048	51,834
Banks — 9.8%
Citigroup, Inc.	2,770	225,561
First Citizens BancShares, Inc., Class A	62	136,691
Wells Fargo & Co.	2,056	162,013
		524,265
Beverages — 2.4%
Diageo PLC, ADR	548	65,744
Keurig Dr. Pepper, Inc.	1,911	61,343
		127,087
Broadline Retail — 3.6%
Amazon.com, Inc.(a)	582	138,330
PDD Holdings, Inc., ADR(a)	467	52,262
		190,592
Building Products — 3.6%
Allegion PLC	608	80,700
Johnson Controls International PLC	1,408	109,824
		190,524
Capital Markets — 1.5%
Intercontinental Exchange, Inc.	501	80,075
Chemicals — 2.7%
Air Products & Chemicals, Inc.	157	52,636
International Flavors & Fragrances, Inc.	1,085	94,492
		147,128
Commercial Services & Supplies — 1.1%
Rentokil Initial PLC	12,041	58,971
Communications Equipment — 1.8%
Cisco Systems, Inc.	1,582	95,869
Consumer Finance — 1.2%
Discover Financial Services	327	65,756
Consumer Staples Distribution & Retail — 1.5%
Dollar Tree, Inc.(a)	1,080	79,218
Containers & Packaging — 2.7%
Crown Holdings, Inc.	878	77,141
Sealed Air Corp.	1,934	67,361
		144,502
Diversified Telecommunication Services — 1.9%
Verizon Communications, Inc.	2,545	100,248
Electric Utilities — 2.8%
Exelon Corp.	1,944	77,760
PG&E Corp.	4,566	71,458
		149,218
Electronic Equipment, Instruments & Components — 2.0%
Keysight Technologies, Inc.(a)	607	108,258
Entertainment — 2.1%
Electronic Arts, Inc.	900	110,619
Financial Services — 1.9%
Fidelity National Information Services, Inc.	1,219	99,312
Food Products — 1.3%
Lamb Weston Holdings, Inc.	1,203	72,108
Security	Shares	Value
Health Care Equipment & Supplies — 2.0%
Baxter International, Inc.	3,325	$ 108,262
Health Care Providers & Services — 10.8%
Cardinal Health, Inc.	1,317	162,860
CVS Health Corp.	2,725	153,908
Elevance Health, Inc.	159	62,916
Humana, Inc.	194	56,887
Labcorp Holdings, Inc.	562	140,388
		576,959
Household Durables — 2.5%
Sony Group Corp., ADR	6,001	132,082
Insurance — 3.4%
Fidelity National Financial, Inc., Class A	810	47,118
Willis Towers Watson PLC	406	133,803
		180,921
IT Services — 1.8%
Cognizant Technology Solutions Corp., Class A	1,184	97,810
Leisure Products — 1.8%
Hasbro, Inc.	1,648	95,320
Machinery — 2.7%
CNH Industrial NV	4,519	58,205
Middleby Corp. (The)(a)	230	39,362
Westinghouse Air Brake Technologies Corp.	236	49,069
		146,636
Media — 3.8%
Comcast Corp., Class A	3,711	124,912
WPP PLC	8,422	80,061
		204,973
Metals & Mining — 1.0%
Teck Resources Ltd., Class B	1,301	53,146
Multi-Utilities — 1.3%
Dominion Energy, Inc.	637	35,411
Sempra	398	33,006
		68,417
Oil, Gas & Consumable Fuels — 5.8%
Cheniere Energy, Inc.	420	93,933
Hess Corp.	550	76,467
Kosmos Energy Ltd.(a)	13,184	41,925
Shell PLC	2,898	95,155
		307,480
Pharmaceuticals — 4.6%
Novo Nordisk A/S, ADR	1,108	93,571
Sanofi SA	1,411	153,350
		246,921
Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc.(a)	384	44,525
Software — 3.3%
Microsoft Corp.	309	128,253
Nice Ltd., ADR(a)	278	46,187
		174,440
Specialized REITs — 1.9%
Crown Castle, Inc.	1,156	103,208
Technology Hardware, Storage & Peripherals — 4.6%
HP, Inc.	1,812	58,890

Schedule of Investments (unaudited) (continued)
January 31, 2025
BlackRock Sustainable U.S. Value Equity Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Samsung Electronics Co. Ltd.	2,273	$ 81,177
Western Digital Corp.(a)	1,596	103,948
		244,015
Total Long-Term Investments — 98.7% (Cost: $4,991,786)		5,273,518
Short-Term Securities
Money Market Funds — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.26%(b)(c)	33,633	33,633
Total Short-Term Securities — 0.6% (Cost: $33,633)		33,633
Total Investments — 99.3% (Cost: $5,025,419)		5,307,151
Other Assets Less Liabilities — 0.7%		35,605
Net Assets — 100.0%		$ 5,342,756

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ 22 (b)	$ —	$ (22)	$ —	$ —	—	$ 69 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	45,525	—	(11,892)(b)	—	—	33,633	33,633	1,087	—
				$ (22)	$ —	$ 33,633		$ 1,156	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is

Schedule of Investments (unaudited) (continued)
January 31, 2025
BlackRock Sustainable U.S. Value Equity Fund
Fair Value Hierarchy as of Period End (continued)
determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Automobile Components	$ 92,819	$ —	$ —	$ 92,819
Automobiles	51,834	—	—	51,834
Banks	524,265	—	—	524,265
Beverages	127,087	—	—	127,087
Broadline Retail	190,592	—	—	190,592
Building Products	190,524	—	—	190,524
Capital Markets	80,075	—	—	80,075
Chemicals	147,128	—	—	147,128
Commercial Services & Supplies	—	58,971	—	58,971
Communications Equipment	95,869	—	—	95,869
Consumer Finance	65,756	—	—	65,756
Consumer Staples Distribution & Retail	79,218	—	—	79,218
Containers & Packaging	144,502	—	—	144,502
Diversified Telecommunication Services	100,248	—	—	100,248
Electric Utilities	149,218	—	—	149,218
Electronic Equipment, Instruments & Components	108,258	—	—	108,258
Entertainment	110,619	—	—	110,619
Financial Services	99,312	—	—	99,312
Food Products	72,108	—	—	72,108
Health Care Equipment & Supplies	108,262	—	—	108,262
Health Care Providers & Services	576,959	—	—	576,959
Household Durables	132,082	—	—	132,082
Insurance	180,921	—	—	180,921
IT Services	97,810	—	—	97,810
Leisure Products	95,320	—	—	95,320
Machinery	146,636	—	—	146,636
Media	124,912	80,061	—	204,973
Metals & Mining	53,146	—	—	53,146
Multi-Utilities	68,417	—	—	68,417
Oil, Gas & Consumable Fuels	212,325	95,155	—	307,480
Pharmaceuticals	93,571	153,350	—	246,921
Semiconductors & Semiconductor Equipment	44,525	—	—	44,525
Software	174,440	—	—	174,440
Specialized REITs	103,208	—	—	103,208
Technology Hardware, Storage & Peripherals	162,838	81,177	—	244,015
Short-Term Securities
Money Market Funds	33,633	—	—	33,633
	$ 4,838,437	$ 468,714	$ —	$ 5,307,151

Portfolio Abbreviation
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust